SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income allocated to common shareholders, basic and diluted	$ 1,501	$ 2,069
Basic
Weighted-average common shares outstanding	8,324,195	8,348,785
Diluted
Weighted-average common shares outstanding (diluted)	8,324,195	8,348,785